T. ROWE PRICE New Era Fund
September 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.0%
AGRICULTURE  1.4%
Fertilizers & Agricultural Chemicals  1.4%
CF Industries Holdings  255,473 21,920
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $11,341 (1)(2)(3) 614,225 2,316
Mosaic  435,300 11,657
Total Agriculture 35,893
CHEMICALS  11.2%
Diversified Chemicals  1.2%
BASF (EUR)  286,126 15,166
Huntsman  552,209 13,363
28,529
Industrial Gases  4.8%
Air Liquide (EUR)  193,052 37,281
Linde  173,993 82,970
120,251
Specialty Chemicals  5.2%
HB Fuller  176,569 14,016
International Flavors & Fragrances  203,292 21,331
RPM International  155,257 18,786
Sherwin-Williams  108,515 41,417
Shin-Etsu Chemical (JPY)  823,700 34,423
129,973
Total Chemicals 278,753
COMMODITY INDUSTRIALS  5.4%
Construction & Engineering  0.6%
Quanta Services  53,245 15,875
15,875
Construction Materials  0.9%
Vulcan Materials  85,154 21,325
21,325
Electrical Components & Equipment  2.3%
GE Vernova (2) 103,900 26,492
Hubbell  36,692 15,717
Schneider Electric (EUR)  57,960 15,279
57,488

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
Industrial Machinery  0.7%
Stanley Black & Decker  153,637 16,920
16,920
Metal & Glass Containers  0.9%
Ball  316,703 21,507
21,507
Total Commodity Industrials 133,115
ENERGY SERVICES & PROCESSORS  20.0%
Oil & Gas Drilling  0.6%
Noble  375,833 13,583
13,583
Oil & Gas Equipment & Services  7.5%
Atlas Energy Solutions (4) 563,494 12,284
Baker Hughes  841,669 30,426
Energy Reservoir Holdings, Class A-1, Acquisition Date:
4/30/19, Cost $10,109 (1)(2)(3)(5) 10,108,939 5,863
Expro Group Holdings (2) 662,278 11,371
Halliburton  544,913 15,830
Schlumberger  1,162,165 48,753
TechnipFMC  1,296,169 33,999
Tenaris, ADR  405,502 12,891
Weatherford International  164,900 14,003
185,420
Oil & Gas Refining & Marketing  4.8%
Marathon Petroleum  352,732 57,464
Phillips 66  135,465 17,807
Valero Energy  319,696 43,168
118,439
Oil & Gas Storage & Transportation  7.1%
Enbridge (4) 1,566,892 63,632
Kinder Morgan  543,796 12,012
Targa Resources  286,449 42,397
Williams  1,298,900 59,295
177,336
Total Energy Services & Processors 494,778
EXPLORATION & PRODUCTION  16.2%
OUS Oil & Gas Exploration & Production  2.6%
Canadian Natural Resources (CAD)  1,618,366 53,740
Kosmos Energy (2) 2,796,685 11,271
65,011

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
U.S. Mixed Exploration & Production  4.2%
Chesapeake Energy  268,610 22,093
EQT  878,587 32,191
Range Resources  793,652 24,413
Southwestern Energy (2) 3,608,553 25,657
104,354
U.S. Oil Exploration & Production  9.4%
ConocoPhillips  973,543 102,494
Diamondback Energy  243,427 41,967
EOG Resources  476,711 58,602
Hess  94,114 12,781
Permian Resources  1,258,631 17,130
232,974
Total Exploration & Production 402,339
INTEGRATEDS  19.3%
Integrated Oil & Gas  19.3%
BP, ADR  730,924 22,944
Chevron  420,317 61,900
Equinor (NOK)  813,079 20,570
Exxon Mobil  1,305,776 153,063
Galp Energia (EUR)  1,587,281 29,710
Shell (GBP)  2,490,403 80,793
Suncor Energy (CAD)  1,131,922 41,780
TotalEnergies (EUR)  1,051,902 68,305
Total Integrateds 479,065
METALS & MINING  13.4%
Coal & Consumable Fuels  1.9%
Cameco  689,184 32,915
Warrior Met Coal  237,400 15,170
48,085
Diversified Metals & Mining  8.6%
Alcoa  204,870 7,904
BHP Group (AUD)  1,315,795 40,850
Champion Iron (AUD)  2,889,033 14,534
Cleveland-Cliffs (2) 1,125,400 14,371
Freeport-McMoRan  753,018 37,591
Glencore (GBP)  3,027,632 17,338
Ivanhoe Electric (2)(4) 909,781 7,697
Ivanhoe Mines, Class A (CAD) (2)(4) 659,334 9,809
MP Materials (2)(4) 756,700 13,356
Southern Copper  79,184 9,159

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
Steel Dynamics  144,400 18,206
Teck Resources, Class B  424,825 22,193
213,008
Precious Metals & Minerals  2.9%
Agnico Eagle Mines  205,420 16,549
Alamos Gold, Class A  1,184,900 23,627
Franco-Nevada (CAD) (4) 132,745 16,487
Osisko Gold Royalties (CAD)  869,300 16,101
72,764
Total Metals & Mining 333,857
OTHER  3.6%
Paper & Forest Products  3.6%
International Paper  317,889 15,529
Louisiana-Pacific  218,700 23,501
Packaging Corp. of America  117,208 25,247
West Fraser Timber (CAD)  263,099 25,634
Total Other 89,911
UTILITIES  3.7%
Electric Utilities  2.4%
FirstEnergy  269,643 11,959
NextEra Energy  350,279 29,609
Southern  198,502 17,901
59,469
Multi-Utilities  1.3%
Ameren  108,828 9,518
Dominion Energy  193,313 11,171
PG&E  615,561 12,170
32,859
Total Utilities 92,328
Total Miscellaneous Common Stocks  2.8%  (6) 70,552
Total Common Stocks (Cost $1,775,422) 2,410,591
CONVERTIBLE PREFERRED STOCKS  2.5%
AGRICULTURE  0.0%
Fertilizers & Agricultural Chemicals  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $31 (1)(2)(3) 1,667 6
Total Agriculture 6

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
COMMODITY INDUSTRIALS  0.2%
Electrical Components & Equipment  0.2%
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $1,716 (1)(2)(3) 1,796,201 2,335
Tonian Holdings, Series A, Voting Units, Acquisition Date:
1/15/21, Cost $2,413 (1)(2)(3) 2,526,018 3,284
Total Commodity Industrials 5,619
METALS & MINING  2.3%
Diversified Metals & Mining  2.3%
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $4,843 (1)(2)(3) 83,662 11,118
Jetti Holdings, Series D, Acquisition Date: 9/20/22,
Cost $11,506 (1)(2)(3) 86,580 11,506
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $7,697 (1)(2)(3) 280,805 23,855
Kobold Metals, Series B-Prime, Acquisition Date: 3/21/23,
Cost $2,262 (1)(2)(3) 52,878 4,492
Lilac Solutions, Series B, Acquisition Date: 9/8/21,
Cost $7,899 (1)(2)(3) 601,655 5,903
Total Metals & Mining 56,874
Total Convertible Preferred Stocks (Cost $38,367) 62,499
PREFERRED STOCKS  0.0%
ENERGY SERVICES & PROCESSORS  0.0%
Oil & Gas Equipment & Services  0.0%
Energy Reservoir Holdings, Class A-3, Acquisition Date:
11/30/22, Cost $234 (1)(2)(3)(5) 234,367 246
Total Energy Services & Processors 246
Total Preferred Stocks (Cost $234) 246
SHORT-TERM INVESTMENTS  0.3%
Money Market Funds  0.3%
T. Rowe Price Government Reserve Fund, 4.97% (7)(8) 6,510,957 6,511
Total Short-Term Investments (Cost $6,511) 6,511

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  2.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 4.97% (7)(8) 11,120,312 11,120
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 11,120
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 1.8%
Money Market Funds 1.8%
T. Rowe Price Government Reserve Fund, 4.97% (7)(8) 45,822,544 45,823
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 45,823
Total Securities Lending Collateral (Cost $56,943) 56,943
Total Investments in Securities  102.1%
(Cost $1,877,477) $ 2,536,790
Other Assets Less Liabilities (2.1)% (52,967)
Net Assets 100.0% $ 2,483,823
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Level 3 in fair value hierarchy.
(2) Non-income producing
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $70,924 and represents 2.9% of net assets.
(4) All or a portion of this security is on loan at September 30, 2024.
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Seven-day yield
(8) Affiliated Companies

T. ROWE PRICE New Era Fund

ADR American Depositary Receipts
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
NOK Norwegian Krone

T. ROWE PRICE New Era Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.97% $ — $ — $ 464++
Totals $ —# $ — $ 464+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Government
Reserve Fund, 4.97% $ 41,320  ¤  ¤ $ 63,454
Total $ 63,454^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $464 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $63,454.

T. ROWE PRICE New Era Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Era Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE New Era Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE New Era Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE New Era Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
September 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2024, totaled $11,399,000 for the period ended September 30, 2024.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,840,144 $ 562,268 $ 8,179 $ 2,410,591
Convertible Preferred Stocks — — 62,499 62,499
Preferred Stocks — — 246 246
Short-Term Investments 6,511 — — 6,511
Securities Lending Collateral 56,943 — — 56,943
Total $ 1,903,598 $ 562,268 $ 70,924 $ 2,536,790
($000s)
Beginning
Balance
12/31/23
Gain
(Loss)
During
Period
Ending
Balance
9/30/24
Investment in Securities
Common Stocks $ 9,069 $ (890) $ 8,179
Convertible Preferred Stocks 50,210 12,289 62,499
Preferred Stocks 246 — 246
Total $ 59,525 $ 11,399 $ 70,924

T. ROWE PRICE New Era Fund

tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F41-054Q3 09/24